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                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                             (215) 988-2700 (Phone)
                           (215) 988-2757 (Facsimile)
                              www.drinkerbiddle.com

May 4, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  BHR INSTITUTIONAL FUNDS
          (1933 ACT REGISTRATION NO. 333-135371)
          (1940 ACT REGISTRATION NO. 811-21913)

Ladies and Gentlemen:

     On behalf of BHR Institutional Funds (the "Trust") transmitted herewith for filing under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 23 to the Trust's Registration Statement on Form N-1A (the "Amendment"). The Amendment is being filed pursuant to paragraph
(a)(2) of Rule 485 under the Securities Act to register a new investment portfolio of the Trust: Jo Hambro International Select Fund and its respective Class I and Class II shares.

     Questions and comments concerning the enclosed materials may be directed to me at (215) 988-3307.

                                        Very truly yours,


                                        /s/ Jillian Lynn Bosmann
                                        ---------------------------------------
                                        Jillian Lynn Bosmann

cc: Joshua B. Deringer
    Michael P. Malloy